Litigation (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 21, 2012 HUMIRA patent infringement claim, NYU and Centocor	May 31, 2012 Depakote item	Mar. 31, 2012 Depakote	Sep. 30, 2011 Depakote	Dec. 31, 2012 Depakote
Ltigations
Damage award reversed	$ 1,670,000,000
Charges recorded related to Depakote during the period			100,000,000	1,500,000,000
Number of states with whom Medicaid-related claims were resolved		49
Number of states with whom consumer protection claims were resolved		45
Settlement amount paid					$ 1,600,000,000